Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital Risk Management
Borrowings, current portion	$ 107,917	$ 294,977
Borrowings, non-current portion	2,944,987	3,004,767
Lease liabilities, current portion	70,979	48,548
Lease liabilities, non-current portion	312,446	287,828
Derivative financial instruments, current liability	11,202	2,834
Derivative financial instruments, non-current liability		5,498
Derivative financial instruments, current assets	(1,675)	(25,383)
Derivative financial instruments, non-current assets	(418)	(13,225)
Total debt	3,445,438	3,605,844
Total equity	1,386,399	1,721,778	$ 1,568,371	$ 1,597,137
Total debt and equity	$ 4,831,837	$ 5,327,622
Gearing ratio	71.30%	67.70%